Stockholders' Equity - Schedule of Expiration of Outstanding Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding Number of Shares	5,873,336
Photomedex, Inc. [Member]
Outstanding Number of Shares	134,150	150,138	231,941
Weighted Average Exercise Price	$ 85.22	$ 67.99	$ 81.15
Lower limit of exercise price	28.50
Upper limit of exercise price	$ 239.40
2017 [Member] | Photomedex, Inc. [Member]
Outstanding Number of Shares	197
Weighted Average Exercise Price	$ 234.06
Lower limit of exercise price	233.10
Upper limit of exercise price	$ 239.40
2018 [Member] | Photomedex, Inc. [Member]
Outstanding Number of Shares
Weighted Average Exercise Price
Lower limit of exercise price
Upper limit of exercise price
2019 [Member] | Photomedex, Inc. [Member]
Outstanding Number of Shares	1,954
Weighted Average Exercise Price	$ 32.01
Lower limit of exercise price	31.20
Upper limit of exercise price	$ 44.40
2020 [Member] | Photomedex, Inc. [Member]
Outstanding Number of Shares	534
Weighted Average Exercise Price	$ 32.81
Lower limit of exercise price	28.50
Upper limit of exercise price	$ 40.00
2021 and Later [Member] | Photomedex, Inc. [Member]
Outstanding Number of Shares	131,465
Weighted Average Exercise Price	$ 86.00
Lower limit of exercise price	70.00
Upper limit of exercise price	$ 100.00